LOANS, Maturities of Current and Non-current Financial Debt, Net of Issuance Expenses (Details) - ARS ($) $ in Thousands		Dec. 31, 2024		Dec. 31, 2023
Maturities of current and non-current loans [Abstract]
Loans	[2]	$ 580,109,631	[1]	$ 1,027,078,808
Due [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
As of 12/31/2025 [Member]
Maturities of current and non-current loans [Abstract]
Loans		78,396,382
From 1/01/2026 to 12/31/2026 [Member]
Maturities of current and non-current loans [Abstract]
Loans		5,295,024
From 01/01/2027 to 12/31/2027 [Member]
Maturities of current and non-current loans [Abstract]
Loans		873,968
From 1/01/2028 to 12/31/2028 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
From 1/01/2029 onwards [Member]
Maturities of current and non-current loans [Abstract]
Loans		495,544,257
2031 Notes [Member]
Maturities of current and non-current loans [Abstract]
Loans		495,544,257
2031 Notes [Member] | Due [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
2031 Notes [Member] | As of 12/31/2025 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
2031 Notes [Member] | From 1/01/2026 to 12/31/2026 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
2031 Notes [Member] | From 01/01/2027 to 12/31/2027 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
2031 Notes [Member] | From 1/01/2028 to 12/31/2028 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
2031 Notes [Member] | From 1/01/2029 onwards [Member]
Maturities of current and non-current loans [Abstract]
Loans	[1]	495,544,257
2031 Notes Interests [Member]
Maturities of current and non-current loans [Abstract]
Loans		18,625,880
2031 Notes Interests [Member] | Due [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
2031 Notes Interests [Member] | As of 12/31/2025 [Member]
Maturities of current and non-current loans [Abstract]
Loans		18,625,880
2031 Notes Interests [Member] | From 1/01/2026 to 12/31/2026 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
2031 Notes Interests [Member] | From 01/01/2027 to 12/31/2027 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
2031 Notes Interests [Member] | From 1/01/2028 to 12/31/2028 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
2031 Notes Interests [Member] | From 1/01/2029 onwards [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
Leases Liabilities [Member]
Maturities of current and non-current loans [Abstract]
Loans		13,977,170
Leases Liabilities [Member] | Due [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
Leases Liabilities [Member] | As of 12/31/2025 [Member]
Maturities of current and non-current loans [Abstract]
Loans		7,808,178
Leases Liabilities [Member] | From 1/01/2026 to 12/31/2026 [Member]
Maturities of current and non-current loans [Abstract]
Loans		5,295,024
Leases Liabilities [Member] | From 01/01/2027 to 12/31/2027 [Member]
Maturities of current and non-current loans [Abstract]
Loans		873,968
Leases Liabilities [Member] | From 1/01/2028 to 12/31/2028 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
Leases Liabilities [Member] | From 1/01/2029 onwards [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
Bank Loans [Member]
Maturities of current and non-current loans [Abstract]
Loans		51,962,324
Bank Loans [Member] | Due [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
Bank Loans [Member] | As of 12/31/2025 [Member]
Maturities of current and non-current loans [Abstract]
Loans		51,962,324
Bank Loans [Member] | From 1/01/2026 to 12/31/2026 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
Bank Loans [Member] | From 01/01/2027 to 12/31/2027 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
Bank Loans [Member] | From 1/01/2028 to 12/31/2028 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
Bank Loans [Member] | From 1/01/2029 onwards [Member]
Maturities of current and non-current loans [Abstract]
Loans		$ 0

[1]	As of December 31, 2023, it is net of Notes repurchase of Ps 52,244,896.
[2]	Net of issuance expenses and issue price of Ps. 10,135,743 and Ps. 114,727 as of December 31, 2024 and 2023, respectively.